UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-03897)

Exact name of registrant as specified in charter:	Putnam U.S. Government Income Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: September 30, 2010

Date of reporting period: December 31, 2009

Item 1. Schedule of Investments:

Putnam U.S. Government Income Trust
The fund's portfolio
12/31/09 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (60.6%)(a)
	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (60.1%)
Government National Mortgage Association Adjustable
Rate Mortgages 4 5/8s, July 20, 2026	$36,948	$36,500
Government National Mortgage Association Graduated
Payment Mortgages
13 1/4s, December 20, 2014	12,306	14,484
12 3/4s, with due dates from December 15, 2013 to
July 20, 2014	22,117	25,515
12 1/4s, with due dates from February 15, 2014 to
March 15, 2014	32,880	37,729
11 1/4s, with due dates from September 15, 2015 to
December 15, 2015	53,797	62,460
9 1/4s, with due dates from April 15, 2016 to
May 15, 2016	20,311	22,676
Government National Mortgage Association Pass-Through
Certificates
8 1/2s, December 15, 2019	9,435	10,503
7 1/2s, October 20, 2030	168,515	184,751
7s, with due dates from September 15, 2010 to
August 15, 2012	182,336	188,197
6 1/2s, with due dates from September 15, 2025 to
August 20, 2039	96,356,770	102,992,894
6 1/2s, with due dates from May 15, 2024 to
June 15, 2024	140,826	151,205
6s, with due dates from April 15, 2026 to
November 20, 2039	130,394,878	138,616,942
6s, with due dates from November 15, 2023 to
February 15, 2024	618,902	661,505
5 1/2s, with due dates from March 15, 2033 to
October 15, 2035	7,326,991	7,750,954
5s, TBA, January 1, 2040	302,000,000	310,658,914
4 1/2s, TBA, January 1, 2040	235,000,000	235,220,313
4 1/2s, TBA, December 1, 2039	29,000,000	29,086,095
		825,721,637

U.S. Government Agency Mortgage Obligations (0.5%)
Federal Home Loan Mortgage Corporation Pass-Through
Certificates
6s, with due dates from June 1, 2021 to October 1, 2021	541,508	581,021
5 1/2s, with due dates from June 1, 2014 to May 1, 2020	443,788	473,167
5s, with due dates from May 1, 2034 to June 1, 2037	475,587	489,577
Federal National Mortgage Association Pass-Through
Certificates
7 1/2s, with due dates from January 1, 2030 to
May 1, 2030	36,144	39,742
7s, with due dates from September 1, 2028 to
December 1, 2035	1,703,877	1,879,960
7s, with due dates from November 1, 2012 to
January 1, 2015	73,934	79,150
6 1/2s, with due dates from February 1, 2014 to
February 1, 2017	313,005	335,911
6s, with due dates from July 1, 2016 to January 1, 2022	1,754,753	1,882,981
5 1/2s, with due dates from January 1, 2012 to
April 1, 2021	1,361,534	1,451,131
5s, with due dates from May 1, 2021 to January 1, 2029	97,573	101,406
		7,314,046

Total U.S. government and agency mortgage obligations (cost $841,612,234)		$833,035,683

U.S. GOVERNMENT AGENCY OBLIGATIONS (0.7%)(a)
	Principal amount	Value

Fannie Mae 4 1/4s, August 15, 2010	$5,850,000	$5,992,884
Freddie Mac 6 7/8s, September 15, 2010	4,112,000	4,298,674

Total U.S. government agency obligations (cost $10,037,947)		$10,291,558

U.S. TREASURY OBLIGATIONS (3.9%)(a)
	Principal amount	Value

U.S. Treasury Notes
4 1/4s, August 15, 2014	$790,000	$852,521
4s, February 15, 2014	15,220,000	16,277,671
1 3/8s, September 15, 2012	37,215,000	37,044,916

Total U.S. treasury obligations (cost $52,957,978)		$54,175,108

MORTGAGE-BACKED SECURITIES (38.1%)(a)
	Principal amount	Value

Countrywide Home Loans 144A
IFB Ser. 05-R1, Class 1AS, IO, 5.658s, 2035	$33,201,721	$3,776,696
Ser. 06-R1, Class AS, IO, 5.636s, 2036	3,803,983	418,438
Ser. 05-R3, Class AS, IO, 5.569s, 2035	3,452,809	384,125
FRB Ser. 06-R2, Class AS, IO, 5.484s, 2036	6,441,399	652,192
IFB Ser. 05-R2, Class 1AS, IO, 5.312s, 2035	25,561,983	2,715,961
FRB Ser. 04-R2, Class 1AF1, 0.651s, 2034	2,947,530	2,387,499
FRB Ser. 05-R1, Class 1AF1, 0.591s, 2035	1,031,012	824,810

Fannie Mae
IFB Ser. 07-75, Class JS, 50.51s, 2037	527,877	897,993
IFB Ser. 06-62, Class PS, 38.513s, 2036	1,667,588	2,745,705
IFB Ser. 07-30, Class FS, 28.756s, 2037	647,779	899,343
IFB Ser. 06-49, Class SE, 28.075s, 2036	610,666	864,172
IFB Ser. 05-25, Class PS, 27.143s, 2035	109,644	153,231
IFB Ser. 05-74, Class NK, 26.344s, 2035	2,803,322	3,626,286
IFB Ser. 06-115, Class ES, 25.635s, 2036	708,715	974,563
IFB Ser. 06-8, Class HP, 23.719s, 2036	1,716,676	2,328,959
IFB Ser. 05-99, Class SA, 23.719s, 2035	1,182,819	1,570,353
IFB Ser. 05-74, Class DM, 23.535s, 2035	2,069,377	2,690,738
IFB Ser. 08-24, Class SP, 22.435s, 2038	8,683,600	11,597,443
IFB Ser. 05-122, Class SC, 22.291s, 2035	2,770,813	3,489,601
IFB Ser. 05-106, Class JC, 19.407s, 2035	2,088,011	2,603,716
IFB Ser. 05-83, Class QP, 16.793s, 2034	861,797	1,042,735
IFB Ser. 05-66, Class SL, 15.997s, 2035	2,593,393	2,995,395
FRB Ser. 03-W6, Class PT1, 10.223s, 2042	1,046,055	1,216,039
Ser. 02-T4, Class A4, 9 1/2s, 2041	316	368
Ser. 04-T3, Class PT1, 8.883s, 2044	177,530	204,603
IFB Ser. 03-44, Class SI, IO, 7.769s, 2033	4,824,499	862,447
IFB Ser. 06-90, Class SE, IO, 7.569s, 2036	1,098,491	191,330
Ser. 02-26, Class A2, 7 1/2s, 2048	289,737	326,679
Ser. 05-W3, Class 1A, 7 1/2s, 2045	5,740	6,471
Ser. 05-W1, Class 1A4, 7 1/2s, 2044	3,628	4,091
Ser. 04-W12, Class 1A4, 7 1/2s, 2044	984	1,109
Ser. 04-W14, Class 2A, 7 1/2s, 2044	345	389
Ser. 04-W11, Class 1A4, 7 1/2s, 2044	2,753	3,104
Ser. 04-W2, Class 5A, 7 1/2s, 2044	31,112	34,924
Ser. 04-T2, Class 1A4, 7 1/2s, 2043	603,588	680,546
Ser. 03-W1, Class 2A, 7 1/2s, 2042	704,856	794,726
Ser. 03-W4, Class 4A, 7 1/2s, 2042	2,707	3,053
Ser. 03-W3, Class 1A3, 7 1/2s, 2042	6,924	7,807
Ser. 02-T16, Class A3, 7 1/2s, 2042	6,208	7,000
Ser. 02-T19, Class A3, 7 1/2s, 2042	386,398	435,664
Ser. 03-W2, Class 1A3, 7 1/2s, 2042	2,041	2,301
Ser. 02-W6, Class 2A, 7 1/2s, 2042	44,448	50,115
Ser. 2002-W8, Class A3, 7 1/2s, 2042	452	509
Ser. 02-W4, Class A5, 7 1/2s, 2042	4,984	5,619
Ser. 02-W1, Class 2A, 7 1/2s, 2042	4,109	4,633
Ser. 02-14, Class A2, 7 1/2s, 2042	414,445	467,287
Ser. 02-T4, Class A3, 7 1/2s, 2041	481,711	543,130
Ser. 02-T6, Class A2, 7 1/2s, 2041	9,810	11,061
Ser. 01-T12, Class A2, 7 1/2s, 2041	1,088,098	1,226,830
Ser. 01-T8, Class A1, 7 1/2s, 2041	5,000	5,638
Ser. 01-T7, Class A1, 7 1/2s, 2041	14,920	16,375
Ser. 01-T3, Class A1, 7 1/2s, 2040	852,829	961,565
Ser. 01-T1, Class A1, 7 1/2s, 2040	4,641,784	5,233,611
Ser. 99-T2, Class A1, 7 1/2s, 2039	1,746,463	1,957,676
Ser. 02-33, Class A2, 7 1/2s, 2032	1,776,224	2,002,693
Ser. 00-T6, Class A1, 7 1/2s, 2030	904,863	1,020,234
Ser. 02-W7, Class A5, 7 1/2s, 2029	738	832
Ser. 01-T4, Class A1, 7 1/2s, 2028	2,432,737	2,742,911
Ser. 02-26, Class A1, 7s, 2048	2,154,472	2,393,147
Ser. 04-W12, Class 1A3, 7s, 2044	1,269,090	1,409,682
Ser. 04-T2, Class 1A3, 7s, 2043	800,802	889,516
Ser. 03-W3, Class 1A2, 7s, 2042	737,810	819,546
Ser. 02-14, Class A1, 7s, 2042	233	259
Ser. 01-T10, Class A1, 7s, 2041	1,514,508	1,682,287
Ser. 01-W3, Class A, 7s, 2041	70,413	78,214
Ser. 05-W4, Class 1A3, 7s, 2035	397	441
IFB Ser. 06-43, Class SU, IO, 6.969s, 2036	2,369,754	340,790
IFB Ser. 06-24, Class QS, IO, 6.969s, 2036	11,160,624	1,965,596
IFB Ser. 04-W2, Class 1A3S, IO, 6.919s, 2044	677,630	47,434
IFB Ser. 06-79, Class DI, IO, 6.919s, 2036	2,782,315	396,528
IFB Ser. 06-60, Class SI, IO, 6.919s, 2036	4,653,189	700,150
IFB Ser. 04-24, Class CS, IO, 6.919s, 2034	827,754	122,658
IFB Ser. 04-40, Class KS, IO, 6.819s, 2034	17,144,650	2,890,562
IFB Ser. 05-65, Class KI, IO, 6.769s, 2035	4,207,307	613,005
IFB Ser. 05-48, Class SM, IO, 6.569s, 2034	1,975,097	264,425
IFB Ser. 07-50, Class SK, IO, 6.529s, 2037	6,088,888	822,093
IFB Ser. 07-54, Class CI, IO, 6.529s, 2037	1,388,486	201,210
IFB Ser. 07-30, Class WI, IO, 6.529s, 2037	3,141,997	403,235
IFB Ser. 08-34, Class SM, IO, 6.519s, 2038	5,248,397	669,171
IFB Ser. 07-58, Class SP, IO, 6.519s, 2037	1,313,356	177,045
IFB Ser. 07-28, Class SE, IO, 6.519s, 2037	1,646,470	235,799
IFB Ser. 07-24, Class SD, IO, 6.519s, 2037	1,908,778	254,975
IFB Ser. 06-79, Class SI, IO, 6.519s, 2036	6,906,649	864,847
IFB Ser. 05-90, Class GS, IO, 6.519s, 2035	391,619	55,261
IFB Ser. 05-90, Class SP, IO, 6.519s, 2035	3,617,325	434,495
IFB Ser. 05-12, Class SC, IO, 6.519s, 2035	1,582,650	238,748
IFB Ser. 05-18, Class SK, IO, 6.519s, 2035	381,761	36,259
IFB Ser. 07-30, Class IE, IO, 6.509s, 2037	4,747,485	802,983
IFB Ser. 06-123, Class CI, IO, 6.509s, 2037	3,630,754	502,755
IFB Ser. 07-57, Class SC, IO, 6.499s, 2037	29,090,590	4,334,043
IFB Ser. 05-82, Class SY, IO, 6.499s, 2035	9,080,617	1,126,177
IFB Ser. 06-126, Class CS, IO, 6.469s, 2037	267,372	35,147
IFB Ser. 06-43, Class JS, IO, 6.469s, 2036	16,270,121	2,400,168
IFB Ser. 06-31, Class SX, IO, 6.469s, 2036	3,476,870	512,439
IFB Ser. 06-32, Class SI, IO, 6.469s, 2036	32,244,872	4,213,246
IFB Ser. 06-33, Class JS, IO, 6.469s, 2036	2,471,189	325,105
IFB Ser. 06-36, Class SP, IO, 6.469s, 2036	7,847,225	910,227
IFB Ser. 06-23, Class SP, IO, 6.469s, 2036	1,885,619	272,568
IFB Ser. 06-16, Class SM, IO, 6.469s, 2036	1,173,446	168,848
IFB Ser. 06-8, Class HL, IO, 6.469s, 2036	11,717,523	1,870,461
IFB Ser. 05-95, Class CI, IO, 6.469s, 2035	2,857,464	441,286
IFB Ser. 05-84, Class SG, IO, 6.469s, 2035	4,458,398	622,979
IFB Ser. 05-57, Class NI, IO, 6.469s, 2035	811,565	111,827
IFB Ser. 06-3, Class SB, IO, 6.469s, 2035	9,039,432	1,399,915
IFB Ser. 05-57, Class DI, IO, 6.469s, 2035	1,978,630	244,851

IFB Ser. 05-104, Class SI, IO, 6.469s, 2033	24,796,980	3,305,435
IFB Ser. 05-83, Class QI, IO, 6.459s, 2035	790,543	108,430
IFB Ser. 06-128, Class GS, IO, 6.449s, 2037	1,522,890	215,956
IFB Ser. 05-73, Class SD, IO, 6.449s, 2035	324,337	54,598
IFB Ser. 06-114, Class IS, IO, 6.419s, 2036	1,750,723	225,491
IFB Ser. 06-51, Class SP, IO, 6.419s, 2036	16,159,625	2,338,218
IFB Ser. 06-115, Class IE, IO, 6.409s, 2036	1,356,131	179,619
IFB Ser. 05-51, Class WS, IO, 6.399s, 2035	98,249	14,641
IFB Ser. 06-109, Class SH, IO, 6.389s, 2036	1,939,989	301,189
IFB Ser. 06-104, Class IC, IO, 6.369s, 2036	1,748,326	260,879
IFB Ser. 06-103, Class SB, IO, 6.369s, 2036	3,470,606	452,574
IFB Ser. 06-43, Class SI, IO, 6.369s, 2036	385,198	49,641
IFB Ser. 06-36, Class PS, IO, 6.369s, 2036	135,546	18,762
IFB Ser. 06-8, Class JH, IO, 6.369s, 2036	6,492,368	916,687
IFB Ser. 09-12, Class CI, IO, 6.369s, 2036	932,817	138,196
IFB Ser. 05-122, Class SG, IO, 6.369s, 2035	1,195,883	159,858
IFB Ser. 05-122, Class SW, IO, 6.369s, 2035	1,766,972	236,029
IFB Ser. 06-92, Class JI, IO, 6.349s, 2036	901,217	120,589
IFB Ser. 06-96, Class ES, IO, 6.349s, 2036	1,032,219	125,103
IFB Ser. 06-99, Class AS, IO, 6.349s, 2036	124,215	15,948
IFB Ser. 06-17, Class SI, IO, 6.349s, 2036	5,002,985	646,724
IFB Ser. 06-60, Class YI, IO, 6.339s, 2036	3,887,893	634,585
IFB Ser. 06-95, Class SH, IO, 6.319s, 2036	2,076,405	252,449
IFB Ser. 06-86, Class SB, IO, 6.319s, 2036	3,505,209	511,680
IFB Ser. 06-42, Class CI, IO, 6.319s, 2036	44,368,002	5,625,566
IFB Ser. 07-92, Class KS, IO, 6.269s, 2037	14,487,168	1,733,163
IFB Ser. 09-12, Class AI, IO, 6.269s, 2037	6,363,250	860,278
IFB Ser. 07-15, Class NI, IO, 6.269s, 2022	2,172,106	241,050
IFB Ser. 07-109, Class XI, IO, 6.219s, 2037	1,156,551	148,251
IFB Ser. 07-30, Class LI, IO, 6.209s, 2037	2,724,313	348,415
IFB Ser. 07-30, Class OI, IO, 6.209s, 2037	6,337,251	870,415
IFB Ser. 07-89, Class SA, IO, 6.199s, 2037	5,951,063	702,225
IFB Ser. 07-54, Class IA, IO, 6.179s, 2037	2,035,358	270,847
IFB Ser. 07-54, Class IB, IO, 6.179s, 2037	2,035,358	270,847
IFB Ser. 07-54, Class IC, IO, 6.179s, 2037	2,035,358	270,847
IFB Ser. 07-54, Class ID, IO, 6.179s, 2037	2,035,358	270,847
IFB Ser. 07-54, Class IF, IO, 6.179s, 2037	3,025,255	384,632
IFB Ser. 07-54, Class UI, IO, 6.179s, 2037	2,213,626	310,962
IFB Ser. 07-15, Class CI, IO, 6.149s, 2037	6,778,521	861,481
IFB Ser. 06-115, Class JI, IO, 6.149s, 2036	4,803,672	623,226
IFB Ser. 09-43, Class SB, IO, 6.099s, 2039	368,779	51,293
IFB Ser. 06-123, Class LI, IO, 6.089s, 2037	3,270,348	405,398
IFB Ser. 07-81, Class IS, IO, 6.069s, 2037	2,501,535	305,445
IFB Ser. 08-11, Class SC, IO, 6.049s, 2038	452,160	58,966
IFB Ser. 07-39, Class AI, IO, 5.889s, 2037	3,464,598	395,840
IFB Ser. 07-32, Class SD, IO, 5.879s, 2037	2,418,599	288,626
IFB Ser. 07-30, Class UI, IO, 5.869s, 2037	2,016,166	234,528
IFB Ser. 07-32, Class SC, IO, 5.869s, 2037	3,209,267	400,812
IFB Ser. 07-1, Class CI, IO, 5.869s, 2037	2,253,694	283,116
IFB Ser. 05-74, Class NI, IO, 5.849s, 2035	12,296,861	1,790,706
IFB Ser. 07-3, Class SH, IO, 5.839s, 2037	4,247,769	479,036
IFB Ser. 09-12, Class DI, IO, 5.799s, 2037	691,125	86,869
IFB Ser. 04-46, Class PJ, IO, 5.769s, 2034	15,895,702	1,979,730
Ser. 06-W2, Class 1AS, IO, 5.736s, 2036	3,761,543	451,385
IFB Ser. 07-75, Class ID, IO, 5.639s, 2037	1,771,976	208,654
Ser. 383, Class 18, IO, 5 1/2s, 2038	765,081	126,347
Ser. 383, Class 19, IO, 5 1/2s, 2038	695,545	114,939
Ser. 383, Class 6, IO, 5 1/2s, 2037	588,929	109,780
Ser. 383, Class 7, IO, 5 1/2s, 2037	580,735	94,470
Ser. 383, Class 20, IO, 5 1/2s, 2037	443,568	74,575
Ser. 356, Class 14, IO, 5 1/2s, 2035	6,925,513	1,296,424
Ser. 348, Class 7, IO, 5 1/2s, 2033	6,638,029	1,318,634
Ser. 334, Class 5, IO, 5 1/2s, 2033	6,416,285	1,195,635
Ser. 07-W1, Class 1AS, IO, 5.491s, 2046	12,746,383	1,402,102
IFB Ser. 09-3, Class SE, IO, 5.269s, 2037	2,396,151	236,722
Ser. 385, Class 3, IO, 5s, 2038 (F)	1,491,817	282,301
Ser. 359, Class 7, IO, 5s, 2036	12,937,635	2,486,351
Ser. 353, Class 2, IO, 5s, 2034	18,979,479	4,365,280
Ser. 339, Class 1, IO, 5s, 2033	14,889,900	2,997,545
FRB Ser. 04-W2, Class 4A, 4.92s, 2044	45,662	45,332
FRB Ser. 03-W14, Class 2A, 4.853s, 2043	45,191	44,560
FRB Ser. 03-W8, Class 4A, 4.822s, 2042	147,512	145,599
FRB Ser. 04-W7, Class A2, 4.803s, 2034	22,861	23,540
FRB Ser. 04-W15, Class 3A, 4.786s, 2044	64,527	63,828
FRB Ser. 03-W3, Class 1A4, 4.756s, 2042	70,125	69,265
FRB Ser. 02-T19, Class A4, 4.718s, 2042	149,908	150,478
FRB Ser. 05-W4, Class 3A, 4.655s, 2035	50,267	49,575
FRB Ser. 04-T1, Class 2A, 4.437s, 2043	127,087	123,112
FRB Ser. 03-W11, Class A1, 4.333s, 2033	4,360	4,393
Ser. 03-W12, Class 2, IO, 2.216s, 2043	21,526,676	1,958,826
Ser. 03-W12, Class 1IO2, IO, 1.985s, 2043	15,232,587	818,752
Ser. 98-W2, Class X, IO, 1.244s, 2028	7,457,307	270,327
Ser. 98-W5, Class X, IO, 1.148s, 2028	3,199,926	115,997
FRB Ser. 05-115, Class DF, 1.135s, 2033	152,825	148,581
Ser. 06-26, Class NB, 1s, 2036	784,393	684,221
FRB Ser. 07-80, Class F, 0.931s, 2037	1,393,770	1,330,599
FRB Ser. 06-3, Class FY, 0.731s, 2036	502,398	489,963
FRB Ser. 05-51, Class CF, 0.531s, 2035	16,375	16,370
FRB Ser. 07-95, Class A1, 0.481s, 2036	5,540,765	5,499,209
FRB Ser. 07-95, Class A3, 0.481s, 2036	13,676,000	12,376,780
FRB Ser. 07-101, Class A2, 0.481s, 2036	15,506,224	15,196,099
Ser. 03-W1, Class 2A, IO, 0.128s, 2042	11,074,205	141,888
Ser. 08-65, Class TF, zero %, 2038	905,769	841,374
Ser. 08-53, Class DO, PO, zero %, 2038	747,131	423,413
Ser. 07-64, Class LO, PO, zero %, 2037	109,055	96,512
Ser. 07-44, Class CO, PO, zero %, 2037	1,070,655	887,768
Ser. 07-14, Class KO, PO, zero %, 2037	95,756	79,290
Ser. 06-125, Class OX, PO, zero %, 2037	57,379	46,779
Ser. 06-84, Class OT, PO, zero %, 2036	52,304	45,306

Ser. 06-56, Class XF, zero %, 2036	181,929	156,531
Ser. 06-45, Class MO, PO, zero %, 2036	71,437	64,040
Ser. 06-45, Class OW, PO, zero %, 2036	83,454	79,922
Ser. 06-46, Class OC, PO, zero %, 2036	56,226	43,885
Ser. 06-48, Class LO, PO, zero %, 2036	45,351	39,101
Ser. 06-53, PO, zero %, 2036	128,485	126,878
Ser. 06-62, Class KO, PO, zero %, 2036	56,082	39,996
Ser. 08-36, Class OV, PO, zero %, 2036	188,827	142,978
Ser. 05-108, PO, zero %, 2035	125,180	100,687
Ser. 05-110, Class KO, PO, zero %, 2035	87,105	57,293
Ser. 05-63, PO, zero %, 2035	33,739	31,734
Ser. 05-50, Class LO, PO, zero %, 2035	66,295	54,186
Ser. 07-94, Class KO, PO, zero %, 2034	29,426	28,949
Ser. 04-61, PO, zero %, 2034	114,340	105,479
Ser. 06-59, Class QC, PO, zero %, 2033	271,493	226,974
Ser. 04-61, Class JO, PO, zero %, 2032	615,484	540,618
Ser. 326, Class 1, PO, zero %, 2032	913,800	757,896
Ser. 03-23, Class QO, PO, zero %, 2032	140,683	124,971
Ser. 318, Class 1, PO, zero %, 2032	345,846	292,456
Ser. 04-61, Class CO, PO, zero %, 2031	1,800,883	1,698,579
Ser. 314, Class 1, PO, zero %, 2031	1,648,128	1,412,722
Ser. 1988-12, Class B, zero %, 2018	20,510	18,235
FRB Ser. 07-76, Class SF, zero %, 2037	70,837	69,656
FRB Ser. 06-115, Class SN, zero %, 2036	1,028,612	1,232,854
FRB Ser. 06-104, Class EK, zero %, 2036	59,976	57,720
FRB Ser. 06-14, Class DF, zero %, 2036	50,962	48,603
FRB Ser. 05-117, Class GF, zero %, 2036	173,778	166,421
FRB Ser. 05-79, Class FE, zero %, 2035	175,789	168,828
FRB Ser. 05-57, Class UL, zero %, 2035	28,398	28,156
FRB Ser. 05-45, Class FG, zero %, 2035	607,260	474,770
FRB Ser. 05-36, Class QA, zero %, 2035	20,218	16,659
FRB Ser. 06-9, Class FG, zero %, 2033	271,330	221,964
FRB Ser. 06-1, Class HF, zero %, 2032	141,439	122,800
IFB Ser. 06-75, Class FY, zero %, 2036	234,765	231,227
Federal Home Loan Mortgage Corp. Structured Pass
Through Securities Ser. T-8, Class A9, IO, 0 1/2s, 2028	4,491,975	65,976
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser. T-42, Class A6, 9 1/2s, 2042	36,641	40,660
IFB Ser. T-56, Class 2ASI, IO, 7.869s, 2043	1,000,133	167,522
Ser. T-60, Class 1A3, 7 1/2s, 2044	6,214	6,965
Ser. T-59, Class 1A3, 7 1/2s, 2043	2,721	3,051
Ser. T-57, Class 1A3, 7 1/2s, 2043	5,035	5,644
Ser. T-51, Class 2A, 7 1/2s, 2042	217,189	243,456
Ser. T-41, Class 3A, 7 1/2s, 2032	4,589	5,144
Ser. T-55, Class 1A2, 7s, 2043	1,778,047	1,964,186
FRB Ser. T-57, Class 2A1, 4.767s, 2043	43,415	42,812
FRB Ser. T-59, Class 2A1, 4.759s, 2043	20,619	20,352
Ser. T-59, Class 1AX, IO, 0.27s, 2043	9,463,437	78,369
Ser. T-48, Class A2, IO, 0.212s, 2033	12,827,392	84,373
FRB Ser. T-54, Class 2A, IO, 0.092s, 2043	5,307,920	33,308
Freddie Mac
IFB Ser. 3408, Class EK, 24.855s, 2037	1,060,481	1,417,877
IFB Ser. 2976, Class KL, 23.529s, 2035	1,200,694	1,603,546
IFB Ser. 2979, Class AS, 23.419s, 2034	492,645	632,062
IFB Ser. 3065, Class DC, 19.161s, 2035	5,853,445	7,322,846
IFB Ser. 3105, Class SI, IO, 19.021s, 2036	1,872,826	903,574
IFB Ser. 3012, Class UP, 18.561s, 2035	58,225	68,504
IFB Ser. 3031, Class BS, 16.142s, 2035	2,209,135	2,649,448
IFB Ser. 3489, Class SD, IO, 7.567s, 2032	2,156,447	355,084
IFB Ser. 3184, Class SP, IO, 7.117s, 2033	2,065,046	258,963
IFB Ser. 3110, Class SP, IO, 7.067s, 2035	4,362,700	757,260
IFB Ser. 3156, Class PS, IO, 7.017s, 2036	2,400,893	402,339
IFB Ser. 3149, Class LS, IO, 6.967s, 2036	6,113,672	1,115,260
IFB Ser. 3119, Class PI, IO, 6.967s, 2036	1,883,816	341,553
IFB Ser. 2882, Class NS, IO, 6.967s, 2034	1,771,125	232,048
IFB Ser. 2882, Class LS, IO, 6.967s, 2034	267,177	37,582
IFB Ser. 3200, Class SB, IO, 6.917s, 2036	5,877,028	802,981
IFB Ser. 3149, Class SE, IO, 6.917s, 2036	1,804,653	310,603
IFB Ser. 3151, Class SI, IO, 6.917s, 2036	9,910,768	1,696,445
IFB Ser. 3157, Class SA, IO, 6.917s, 2036	5,505,986	941,624
IFB Ser. 2779, Class YS, IO, 6.917s, 2033	177,252	22,906
IFB Ser. 2752, Class XS, IO, 6.917s, 2030	23,582,415	2,192,390
IFB Ser. 3203, Class SH, IO, 6.907s, 2036	1,227,303	192,403
IFB Ser. 3208, Class PS, IO, 6.867s, 2036	38,085,185	6,841,944
IFB Ser. 2835, Class AI, IO, 6.867s, 2034	1,268,133	203,888
IFB Ser. 2594, Class SE, IO, 6.817s, 2030	2,100,176	186,906
IFB Ser. 2828, Class TI, IO, 6.817s, 2030	1,331,030	155,431
IFB Ser. 3410, Class SD, IO, 6.767s, 2038	9,517,288	1,298,158
IFB Ser. 3397, Class GS, IO, 6.767s, 2037	1,191,164	133,596
IFB Ser. 3249, Class SI, IO, 6.517s, 2036	1,003,033	140,479
IFB Ser. 3028, Class ES, IO, 6.517s, 2035	4,489,101	633,565
IFB Ser. 3042, Class SP, IO, 6.517s, 2035	1,654,203	220,680
IFB Ser. 3316, Class SA, IO, 6.497s, 2037	1,383,326	195,191
IFB Ser. 2981, Class AS, IO, 6.487s, 2035	1,693,435	198,176
IFB Ser. 3287, Class SE, IO, 6.467s, 2037	5,344,384	816,088
IFB Ser. 3122, Class DS, IO, 6.467s, 2036	1,814,242	253,608
IFB Ser. 3123, Class LI, IO, 6.467s, 2036	2,728,318	435,680
IFB Ser. 3107, Class DC, IO, 6.467s, 2035	14,746,921	2,239,172
IFB Ser. 2935, Class SX, IO, 6.467s, 2035	17,062,237	1,856,208
IFB Ser. 2950, Class SM, IO, 6.467s, 2016	834,628	101,417
IFB Ser. 3256, Class S, IO, 6.457s, 2036	2,268,283	304,010
IFB Ser. 3031, Class BI, IO, 6.457s, 2035	1,573,339	161,597
IFB Ser. 3244, Class SB, IO, 6.427s, 2036	1,533,849	193,027
IFB Ser. 3249, Class SM, IO, 6.417s, 2036	3,916,620	544,802
IFB Ser. 3236, Class IS, IO, 6.417s, 2036	2,801,552	361,630
IFB Ser. 3240, Class SM, IO, 6.417s, 2036	3,905,524	504,459
IFB Ser. 3147, Class SD, IO, 6.417s, 2036	6,748,360	899,430
IFB Ser. 3398, Class SI, IO, 6.417s, 2036	6,350,719	807,290

IFB Ser. 3067, Class SI, IO, 6.417s, 2035	7,105,771	1,094,752
IFB Ser. 3128, Class JI, IO, 6.397s, 2036	4,743,257	636,684
IFB Ser. 3240, Class S, IO, 6.387s, 2036	5,278,123	704,038
IFB Ser. 3065, Class DI, IO, 6.387s, 2035	1,198,995	173,527
IFB Ser. 3145, Class GI, IO, 6.367s, 2036	4,017,241	561,421
IFB Ser. 3114, Class GI, IO, 6.367s, 2036	1,689,182	250,230
IFB Ser. 3114, Class IP, IO, 6.367s, 2036	1,920,123	247,532
IFB Ser. 3510, Class IB, IO, 6.367s, 2036	2,815,433	454,738
IFB Ser. 3218, Class AS, IO, 6.347s, 2036	1,822,736	224,552
IFB Ser. 3221, Class SI, IO, 6.347s, 2036	2,129,473	264,719
IFB Ser. 3485, Class SI, IO, 6.317s, 2036	8,025,042	1,209,522
IFB Ser. 3153, Class QI, IO, 6.317s, 2036	6,756,748	1,081,932
IFB Ser. 3346, Class SC, IO, 6.317s, 2033	142,203,378	19,874,857
IFB Ser. 3346, Class SB, IO, 6.317s, 2033	61,045,709	8,532,989
IFB Ser. 3349, Class AS, IO, 6.267s, 2037	5,856,668	772,415
IFB Ser. 3510, Class IA, IO, 6.267s, 2037	1,851,302	231,407
IFB Ser. 3201, Class SG, IO, 6.267s, 2036	2,998,593	386,463
IFB Ser. 3203, Class SE, IO, 6.267s, 2036	2,511,031	315,915
IFB Ser. 3171, Class PS, IO, 6.252s, 2036	445,270	54,981
IFB Ser. 3171, Class ST, IO, 6.252s, 2036	4,840,014	596,774
IFB Ser. 3510, Class CI, IO, 6.247s, 2037	5,833,781	757,753
IFB Ser. 3152, Class SY, IO, 6.247s, 2036	2,970,132	427,315
IFB Ser. 3510, Class DI, IO, 6.247s, 2035	4,497,970	595,916
IFB Ser. 3181, Class PS, IO, 6.237s, 2036	1,501,028	216,972
IFB Ser. 3199, Class S, IO, 6.217s, 2036	1,253,046	163,945
IFB Ser. 3284, Class LI, IO, 6.207s, 2037	3,582,296	459,474
IFB Ser. 3281, Class AI, IO, 6.197s, 2037	5,139,179	661,742
IFB Ser. 3261, Class SA, IO, 6.197s, 2037	13,585,269	1,748,298
IFB Ser. 3012, Class UI, IO, 6.187s, 2035	2,639,353	444,554
IFB Ser. 3311, Class IA, IO, 6.177s, 2037	2,805,204	362,209
IFB Ser. 3311, Class IB, IO, 6.177s, 2037	2,805,204	362,209
IFB Ser. 3311, Class IC, IO, 6.177s, 2037	2,805,204	362,209
IFB Ser. 3311, Class ID, IO, 6.177s, 2037	2,805,204	362,208
IFB Ser. 3311, Class IE, IO, 6.177s, 2037	3,971,454	512,795
IFB Ser. 3510, Class AS, IO, 6.177s, 2037	2,057,219	283,888
IFB Ser. 3265, Class SC, IO, 6.177s, 2037	4,155,317	515,864
IFB Ser. 3240, Class GS, IO, 6.147s, 2036	3,353,042	417,087
IFB Ser. 3257, Class SI, IO, 6.087s, 2036	1,421,392	165,480
IFB Ser. 3225, Class EY, IO, 6.057s, 2036	10,044,768	1,183,529
IFB Ser. 3225, Class JY, IO, 6.057s, 2036	6,188,297	763,180
IFB Ser. 3502, Class DS, IO, 5.917s, 2039	3,642,079	463,340
IFB Ser. 3339, Class TI, IO, 5.907s, 2037	2,641,513	312,126
IFB Ser. 3284, Class CI, IO, 5.887s, 2037	5,133,141	610,423
IFB Ser. 3510, Class IC, IO, 5.847s, 2037	4,550,356	540,276
IFB Ser. 3012, Class IG, IO, 5.847s, 2035	10,528,303	1,531,489
IFB Ser. 3309, Class SG, IO, 5.837s, 2037	5,772,021	617,029
IFB Ser. 2965, Class SA, IO, 5.817s, 2032	1,786,672	213,531
IFB Ser. 3510, Class BI, IO, 5.797s, 2037	4,211,402	516,974
IFB Ser. 3397, Class SQ, IO, 5.737s, 2037	495,394	53,988
IFB Ser. 248, IO, 5 1/2s, 2037	976,858	192,166
IFB Ser. 3607, Class SA, IO, 5s, 2036	66,313,613	8,738,258
FRB Ser. 2718, Class FN, 1.733s, 2033	4,656	4,648
FRB Ser. 2634, Class LF, 1.535s, 2033	206,714	201,291
FRB Ser. 3291, Class DF, 1.333s, 2037	3,757,683	3,730,534
FRB Ser. 3190, Class FL, 1.033s, 2032	703,445	701,749
FRB Ser. 3059, Class FD, 0.935s, 2035	75,278	75,226
FRB Ser. 3035, Class NF, 0.935s, 2035	263,823	255,069
FRB Ser. 3350, Class FK, 0.833s, 2037	551,098	530,000
FRB Ser. 3192, Class FE, 0.833s, 2036	245,238	245,186
FRB Ser. 3237, Class FT, 0.735s, 2036	142,169	142,127
FRB Ser. 3069, Class FO, 0.633s, 2035	227,261	210,773
FRB Ser. 3006, Class FA, 0.633s, 2034	401,408	397,130
FRB Ser. 3232, Class FG, 0.533s, 2036	336,181	332,128
Ser. 3369, Class BO, PO, zero %, 2037	70,192	56,951
Ser. 3327, Class IF, IO, zero %, 2037	484,324	24,013
Ser. 3331, Class GO, PO, zero %, 2037	261,435	231,093
Ser. 3374, Class DO, PO, zero %, 2037	100,000	84,247
Ser. 3316, Class GO, PO, zero %, 2037	125,023	110,276
Ser. 3324, PO, zero %, 2037	70,974	68,106
Ser. 3439, Class AO, PO, zero %, 2037	666,583	517,608
Ser. 3391, PO, zero %, 2037	129,657	105,434
Ser. 3292, Class DO, PO, zero %, 2037	59,908	46,947
Ser. JO, Class 3284, PO, zero %, 2037	26,513	26,510
Ser. 3300, PO, zero %, 2037	983,426	809,636
Ser. 3252, Class LO, PO, zero %, 2036	150,684	126,303
Ser. 3245, Class OC, PO, zero %, 2036	238,893	178,972
Ser. 3314, PO, zero %, 2036	462,940	402,742
Ser. 3226, Class YO, PO, zero %, 2036	234,417	233,879
Ser. 3230, Class UO, PO, zero %, 2036	11,187	11,182
Ser. 3206, Class EO, PO, zero %, 2036	53,358	42,070
Ser. 3184, PO, zero %, 2036	97,546	96,498
Ser. 3174, PO, zero %, 2036	174,562	139,244
Ser. 3175, Class MO, PO, zero %, 2036	479,719	388,957
Ser. 3176, Class YO, PO, zero %, 2036	114,788	92,900
Ser. 3157, Class GO, PO, zero %, 2036	190,502	170,035
Ser. 3210, PO, zero %, 2036	58,377	48,412
Ser. 3142, PO, zero %, 2036	95,368	87,855
Ser. 3145, Class GK, PO, zero %, 2036	178,321	145,282
Ser. 3607, Class AO, PO, zero %, 2036	18,946,462	10,724,021
Ser. 3124, Class DO, PO, zero %, 2036	218,268	162,564
Ser. 3133, PO, zero %, 2036	26,699	26,684
Ser. 3106, PO, zero %, 2036	143,619	136,341
Ser. 3081, Class HO, PO, zero %, 2035	80,990	71,586
Ser. 3084, Class ON, PO, zero %, 2035	132,952	117,723
Ser. 3089, Class QO, PO, zero %, 2035	196,910	176,088
Ser. 3067, PO, zero %, 2035	173,157	130,581
Ser. 3075, PO, zero %, 2035	265,595	208,125
Ser. 3046, PO, zero %, 2035	546,918	398,447
Ser. 3155, Class AO, PO, zero %, 2035	147,536	116,041

Ser. 2984, Class BO, PO, zero %, 2035	121,774	105,698
Ser. 2989, Class WO, PO, zero %, 2035	36,490	31,067
Ser. 2975, Class QO, PO, zero %, 2035	11,720	9,978
Ser. 2980, PO, zero %, 2035	226,492	211,869
Ser. 2981, Class CO, PO, zero %, 2035	61,478	57,616
Ser. 2962, Class BO, PO, zero %, 2035	35,151	33,043
Ser. 2947, Class AO, PO, zero %, 2035	50,198	35,016
Ser. 2951, Class JO, PO, zero %, 2035	26,996	18,914
Ser. 2985, Class CO, PO, zero %, 2035	152,645	125,435
Ser. 3055, Class CO, PO, zero %, 2035	33,698	30,152
Ser. 3008, PO, zero %, 2034	332,336	248,174
Ser. 2978, Class EO, PO, zero %, 2034	54,305	54,275
Ser. 2858, Class MO, PO, zero %, 2034	32,975	31,211
Ser. 2824, Class CO, PO, zero %, 2034	107,158	105,847
Ser. 2825, Class OB, PO, zero %, 2034	99,468	87,896
Ser. 2825, Class OC, PO, zero %, 2034	12,381	11,042
Ser. 2808, PO, zero %, 2034	2,693	2,547
Ser. 3073, Class TO, PO, zero %, 2034	79,275	74,444
Ser. 2684, Class TO, PO, zero %, 2033	1,178,000	691,098
Ser. 2692, Class TO, PO, zero %, 2033	153,696	103,809
Ser. 2684, PO, zero %, 2033	645,000	506,183
Ser. 2777, Class OE, PO, zero %, 2032	225,000	191,018
Ser. 2587, Class CO, PO, zero %, 2032	169,837	155,351
Ser. 201, PO, zero %, 2029	1,019,369	839,815
FRB Ser. 3343, Class QF, zero %, 2037	165,579	162,067
FRB Ser. 3349, Class DO, zero %, 2037	142,355	125,792
FRB Ser. 3338, Class WA, zero %, 2037	7,058	7,002
FRB Ser. 3299, Class FD, zero %, 2037	228,194	220,274
FRB Ser. 3304, Class UF, zero %, 2037	415,000	377,563
FRB Ser. 3289, Class SF, zero %, 2037	365,683	373,099
FRB Ser. 3326, Class XF, zero %, 2037	266,137	257,749
FRB Ser. 3274, Class TX, zero %, 2037	656,765	599,709
FRB Ser. 3326, Class YF, zero %, 2037	963,104	1,082,003
FRB Ser. 3261, Class KF, zero %, 2037	522,461	512,992
FRB Ser. 3263, Class TA, zero %, 2037	178,209	178,530
FRB Ser. 3238, Class LK, zero %, 2036	1,000,377	946,294
FRB Ser. 3168, Class AT, zero %, 2036	27,392	26,974
FRB Ser. 3171, Class BU, zero %, 2036	6,935	6,880
FRB Ser. 3231, Class X, zero %, 2036	213,413	212,497
FRB Ser. 3140, Class KF, zero %, 2036	56,668	50,066
FRB Ser. 3147, Class SF, zero %, 2036	89,993	88,852
FRB Ser. 3123, Class FY, zero %, 2036	29,986	24,010
FRB Ser. 3129, Class TF, zero %, 2036	890,158	815,051
FRB Ser. 3117, Class AF, zero %, 2036	100,215	86,810
FRB Ser. 3072, Class TJ, zero %, 2035	54,475	41,125
FRB Ser. 3092, Class FA, zero %, 2035	211,852	172,390
FRB Ser. 3047, Class BD, zero %, 2035	294,758	250,635
FRB Ser. 3052, Class TJ, zero %, 2035	34,877	27,541
FRB Ser. 3326, Class WF, zero %, 2035	2,221,205	2,216,367
FRB Ser. 3030, Class CF, zero %, 2035	605,879	522,104
FRB Ser. 3033, Class YF, zero %, 2035	333,637	295,579
FRB Ser. 3036, Class AS, zero %, 2035	117,618	89,146
FRB Ser. 3025, Class XA, zero %, 2035	326,886	259,884
FRB Ser. 3052, Class TM, zero %, 2035	21,369	21,199
FRB Ser. 3251, Class TP, zero %, 2035	297,885	228,197
FRB Ser. 3263, Class AE, zero %, 2035	208,499	162,293
FRB Ser. 3273, Class TJ, zero %, 2035	93,878	91,602
FRB Ser. 3003, Class XF, zero %, 2035	118,417	116,665
FRB Ser. 2984, Class FL, zero %, 2035	110,120	84,311
FRB Ser. 3127, Class TO, zero %, 2035	21,019	20,446
FRB Ser. 2958, Class TP, zero %, 2035	35,745	31,841
FRB Ser. 2963, Class TW, zero %, 2035	222,383	190,940
FRB Ser. 2958, Class FB, zero %, 2035	68,482	60,082
FRB Ser. 3137, Class TF, zero %, 2034	16,375	15,669
FRB Ser. 3069, Class KF, zero %, 2034	439,882	410,765
FRB Ser. 2947, Class GF, zero %, 2034	254,477	224,948
FRB Ser. 3025, Class FD, zero %, 2034	57,906	56,780
Government National Mortgage Association
IFB Ser. 06-34, Class SA, 38.141s, 2036	2,751,927	4,114,786
IFB Ser. 07-44, Class SP, 35.201s, 2036	2,674,221	3,660,476
IFB Ser. 07-35, Class KS, 26.424s, 2037	1,917,581	2,451,101
IFB Ser. 05-58, Class SA, 22.823s, 2035	7,634,823	8,802,089
IFB Ser. 07-16, Class PS, 22.459s, 2037	2,354,116	2,860,651
IFB Ser. 07-19, Class AS, 22.391s, 2033	2,679,950	3,200,953
IFB Ser. 05-84, Class SB, 16.417s, 2035	4,360,091	5,018,832
IFB Ser. 03-14, Class SJ, 14.239s, 2032	13,774,176	15,813,264
IFB Ser. 08-47, Class S, IO, 7.468s, 2038	2,255,156	304,789
IFB Ser. 04-59, Class SC, IO, 6.968s, 2034	1,084,339	154,168
IFB Ser. 05-68, Class SN, IO, 6.968s, 2034	617,931	74,028
IFB Ser. 04-96, Class KS, IO, 6.767s, 2034	290,379	42,704
IFB Ser. 06-16, Class GS, IO, 6.757s, 2036	233,620	28,298
IFB Ser. 04-5, Class PS, IO, 6.717s, 2033	3,686,000	606,257
IFB Ser. 09-106, Class XN, IO, 6.667s, 2035	15,776,168	1,062,652
IFB Ser. 09-87, Class IW, IO, 6.617s, 2034	224,141	32,331
IFB Ser. 09-66, Class XS, IO, 6.568s, 2039	17,593,722	2,036,058
IFB Ser. 07-26, Class SL, IO, 6.568s, 2037	20,030,080	2,794,531
IFB Ser. 07-26, Class SM, IO, 6.568s, 2037	16,380,527	2,228,608
IFB Ser. 07-26, Class SN, IO, 6.568s, 2037	11,801,924	1,457,160
IFB Ser. 09-106, Class XI, IO, 6.567s, 2037	42,566,984	4,863,480
IFB Ser. 07-22, Class S, IO, 6.567s, 2037	1,769,058	201,349
IFB Ser. 07-35, Class PY, IO, 6.518s, 2037	35,129,004	4,645,740
IFB Ser. 05-3, Class SC, IO, 6.518s, 2035	6,020,014	831,985
IFB Ser. 09-106, Class XL, IO, 6.517s, 2037	1,857,528	205,697
IFB Ser. 09-87, Class SI, IO, 6.517s, 2035	14,578,117	2,027,062
IFB Ser. 04-104, Class IS, IO, 6.517s, 2034	381,872	45,848
IFB Ser. 07-58, Class PS, IO, 6.467s, 2037	1,674,626	154,081
IFB Ser. 06-25, Class SI, IO, 6.467s, 2036	137,584	15,939
IFB Ser. 07-37, Class SU, IO, 6.458s, 2037	546,175	72,216
IFB Ser. 07-40, Class SG, IO, 6.447s, 2037	12,516,911	1,245,372

IFB Ser. 07-40, Class SN, IO, 6.447s, 2037		10,728,965	1,067,480
IFB Ser. 07-37, Class YS, IO, 6.438s, 2037		555,281	67,710
IFB Ser. 07-59, Class PS, IO, 6.437s, 2037		1,270,490	108,054
IFB Ser. 07-59, Class SP, IO, 6.437s, 2037		11,869,023	1,023,347
IFB Ser. 07-68, Class PI, IO, 6.417s, 2037		880,729	84,834
IFB Ser. 07-16, Class KU, IO, 6.417s, 2037		10,227,111	1,251,790
IFB Ser. 06-38, Class SG, IO, 6.417s, 2033		18,246,600	1,475,699
IFB Ser. 09-106, Class LP, IO, 6.377s, 2036		1,648,020	175,574
IFB Ser. 09-106, Class CM, IO, 6.368s, 2034		114,839,617	14,251,597
IFB Ser. 08-6, Class TI, IO, 6.368s, 2032		565,025	56,229
IFB Ser. 09-87, Class SK, IO, 6.367s, 2032		3,631,384	378,407
IFB Ser. 07-17, Class AI, IO, 6.318s, 2037		5,821,525	789,278
IFB Ser. 07-9, Class AI, IO, 6.268s, 2037		2,379,900	240,279
IFB Ser. 09-106, Class LS, IO, 6.267s, 2037		1,772,016	171,072
IFB Ser. 06-49, Class SA, IO, 6.227s, 2036		8,803,322	790,432
IFB Ser. 09-35, Class SP, IO, 6.168s, 2037		9,988,800	1,189,031
IFB Ser. 09-106, Class KS, IO, 6.167s, 2039		94,043,471	8,368,581
IFB Ser. 05-65, Class SI, IO, 6.117s, 2035		10,187,267	1,121,092
IFB Ser. 06-7, Class SB, IO, 6.087s, 2036		6,203,584	570,339
IFB Ser. 08-47, IO, 6.018s, 2037		11,925,532	1,394,262
IFB Ser. 07-17, Class IC, IO, 6.018s, 2037		1,619,532	189,101
IFB Ser. 07-17, Class IB, IO, 6.017s, 2037		1,195,540	151,112
IFB Ser. 09-106, Class SD, IO, 6.017s, 2036		14,598,875	1,521,157
IFB Ser. 06-20, Class S, IO, 6.017s, 2036		8,161,557	757,898
IFB Ser. 09-76, Class XS, IO, 5.968s, 2039		16,262,108	1,829,192
IFB Ser. 07-25, Class KS, IO, 5.968s, 2037		607,802	61,881
IFB Ser. 07-21, Class S, IO, 5.968s, 2037		3,090,629	277,733
IFB Ser. 09-106, Class SU, IO, 5.967s, 2037		30,742,201	2,860,554
IFB Ser. 07-23, Class ST, IO, 5.967s, 2037		7,637,897	676,745
IFB Ser. 07-7, Class JI, IO, 5.967s, 2037		587,294	65,020
IFB Ser. 07-17, Class SI, IO, 5.956s, 2037		576,795	64,296
IFB Ser. 07-31, Class AI, IO, 5.948s, 2037		1,757,481	225,792
IFB Ser. 08-57, Class BI, IO, 5.937s, 2038		6,510,900	564,817
IFB Ser. 07-43, Class SC, IO, 5.868s, 2037		1,655,873	157,293
IFB Ser. 09-106, Class SL, IO, 5.867s, 2036		1,718,497	186,959
IFB Ser. 09-87, Class TS, IO, 5.867s, 2035		20,847,951	2,357,969
IFB Ser. 04-83, Class CS, IO, 5.847s, 2034		902,295	100,182
IFB Ser. 09-106, Class ST, IO, 5.767s, 2038		3,348,436	337,928
IFB Ser. 09-87, Class WT, IO, 0.188s, 2035		18,904,563	72,074
Ser. 08-30, PO, zero %, 2038		2,125	2,123
Ser. 08-31, Class TO, PO, zero %, 2038		32,271	31,674
Ser. 06-36, Class OD, PO, zero %, 2036		94,457	78,241
Ser. 06-64, PO, zero %, 2034		92,550	75,959
FRB Ser. 07-73, Class KI, IO, zero %, 2037 (F)		9,045,366	193,755
FRB Ser. 07-73, Class KM, zero %, 2037		904,745	880,758
FRB Ser. 07-35, Class UF, zero %, 2037		131,745	128,463
FRB Ser. 07-35, Class VF, zero %, 2037		37,838	37,671
FRB Ser. 07-16, Class WF, zero %, 2037		229,855	223,024
FRB Ser. 07-16, Class YF, zero %, 2037		58,916	58,048
FRB Ser. 06-56, Class YF, zero %, 2036		59,405	58,652
IFB Ser. 09-106, Class WT, IO, zero %, 2037		9,813,293	36,940
GSMPS Mortgage Loan Trust FRB Ser. 05-RP2, Class 1AF,
0.581s, 2035		21,295,312	17,222,583
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP1, Class 1AS, IO, 5.975s, 2035		6,164,314	770,539
Ser. 05-RP2, Class 1AS, IO, 5.692s, 2035		21,229,916	2,547,590
Ser. 06-RP2, Class 1AS1, IO, 5.626s, 2036		4,397,195	535,908
Ser. 98-2, IO, 1.017s, 2027		1,282,096	39,264
Ser. 98-3, IO, 0.68s, 2027		1,583,567	38,599
Ser. 98-4, IO, 0.655s, 2026		1,606,095	45,171
FRB Ser. 06-RP2, Class 1AF1, 0.631s, 2036		16,248,712	12,998,970
FRB Ser. 05-RP1, Class 1AF, 0.581s, 2035		3,266,520	2,613,216
Ser. 99-2, IO, 0.452s, 2027		2,108,065	52,702
MASTR Reperforming Loan Trust 144A
Ser. 05-1, Class 1A4, 7 1/2s, 2034		113,235	107,290
FRB Ser. 05-2, Class 1A1F, 0.581s, 2035		2,130,901	1,694,067
Nomura Asset Acceptance Corp. 144A
Ser. 04-R2, Class A2, 7s, 2034		963,017	920,434
IFB Ser. 04-R3, Class AS, IO, 6.819s, 2035		751,258	108,463
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 6.019s, 2037		41,798,899	5,015,868
Ser. 07-4, Class 1A4, IO, 1s, 2037 (F)		44,280,160	1,167,890
Structured Asset Securities Corp. 144A Ser. 07-RF1,
Class 1A, IO, 5.442s, 2037		6,842,960	739,888

Total mortgage-backed securities (cost $413,575,820)			$524,030,776

PURCHASED OPTIONS OUTSTANDING (0.6%)(a)
	Expiration date/	Contract
	strike price	amount	Value

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.03% versus the three month USD-LIBOR-BBA maturing
February 16, 2020.	Feb-10/5.03	$34,320,000	$2,882,880
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.03%
versus the three month USD-LIBOR-BBA maturing
February 16, 2020.	Feb-10/5.03	34,320,000	17,160
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 4.235% versus the three month USD-LIBOR-BBA maturing
June 11, 2020.	Jun-10/4.235	84,001,000	2,501,550
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 4.23% versus the three month USD-LIBOR-BBA maturing
June 9, 2020.	Jun-10/4.23	84,001,000	2,476,349

Total purchased options outstanding (cost $8,862,302)			$7,877,939

SHORT-TERM INVESTMENTS (49.5%)(a)
	Principal amount/shares	Value

Putnam Money Market Liquidity Fund (e)	197,193,157	$197,193,157
Interest in $300,000,000 joint triparty repurchase
agreement dated December 31, 2009 with Bank of America
Sec. LLC. due January 4, 2010 -- maturity value
of $179,200,199 for an effective yield of 0.01%
(collateralized by various mortgage backed securities
with coupon rates from 5.0% to 5.5% and due dates from
April 1, 2038 to December 1, 2039 valued
at $306,000,000)	$179,200,000	179,200,000
Freddie Mac Discount Notes, for an effective yield
of 0.14%, April 19, 2010 (SEGSF)	70,000,000	69,970,600
Freddie Mac Discount Notes, for an effective yield
of 0.21%, March 22, 2010 (SEGSF)	19,600,000	19,590,847
Freddie Mac Discount Notes, for an effective yield
of 0.12%, March 30, 2010	14,000,000	13,995,898
Fannie Mae Discount Notes, for an effective yield
of 0.18%, June 23, 2010	14,000,000	13,987,820
Fannie Mae Discount Notes, for an effective yield
of 0.25%, October 1, 2010 (SEGSF)	36,500,000	36,430,796
Federal Home Loan Discount Note, for an effective
yield of 0.21%, March 24, 2010 (SEGSF)	50,000,000	49,976,100
Federal Home Loan Mortgage Corporation, for
an effective yield of 0.14%, April 26, 2010	25,000,000	24,988,824
Straight-A Funding, LLC, for an effective yield
of 0.18%, March 12, 2010	32,324,000	32,312,687
U.S. Treasury Bills, for an effective yield of 0.40%,
February 11, 2010 (SEG)	8,960,000	8,955,974
U.S. Treasury Cash Management Bills, for effective
yields from 0.25% to 0.35%, July 15, 2010 (SEG) (SEGSF)	34,594,000	34,529,448

Total short-term investments (cost $681,149,428)		$681,132,151

TOTAL INVESTMENTS

Total investments (cost $2,008,195,709) (b)		$2,110,543,215

FUTURES CONTRACTS OUTSTANDING at 12/31/09 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

U.S. Treasury Bond 20 yr (Long)	2,806	$323,742,250	Mar-10	$(10,637,975)
U.S. Treasury Note 2 yr (Short)	4	865,063	Mar-10	4,207
U.S. Treasury Note 5 yr (Short)	65	7,434,883	Mar-10	155,212
U.S. Treasury Note 10 yr (Short)	54	6,234,469	Mar-10	50,478

Total				$(10,428,078)

WRITTEN OPTIONS OUTSTANDING at 12/31/09 (premiums received $97,004,429) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	$55,951,000	Aug-11/4.7	$2,945,820
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	55,951,000	Aug-11/4.7	3,138,292
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing
August 16, 2021.	54,331,000	Aug-11/4.765	2,953,976
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing
August 16, 2021.	54,331,000	Aug-11/4.765	3,011,567
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	50,790,000	Aug-11/4.55	2,360,719
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	50,790,000	Aug-11/4.55	3,168,788
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	46,434,000	Aug-11/4.475	2,021,739
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	46,434,000	Aug-11/4.475	3,041,427
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	9,476,000	Jul-11/4.5475	439,686
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	9,476,000	Jul-11/4.5475	574,340
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	18,952,000	Jul-11/4.52	858,526
Option on an interest rate swap with Citibank, N.A. for the obligation to receive
a fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	18,952,000	Jul-11/4.52	1,169,338
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing August 17, 2021.	101,580,000	Aug-11/4.49	4,540,626
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	101,580,000	Aug-11/4.49	6,577,305
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.235% versus the three month USD-LIBOR-BBA maturing
June 11, 2020.	84,001,000	Jun-10/5.235	567,007
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.23% versus the three month USD-LIBOR-BBA maturing
June 9, 2020.	84,001,000	Jun-10/5.23	555,533
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.525% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	20,208,000	Jul-11/4.525	919,464
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.525% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	20,208,000	Jul-11/4.525	1,242,786
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	20,208,000	Jul-11/4.46	867,732
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	20,208,000	Jul-11/4.46	1,294,861
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing
July 27, 2021.	30,312,000	Jul-11/4.745	1,627,148
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing
July 27, 2021.	30,312,000	Jul-11/4.745	1,658,976
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.32% versus the three month USD-LIBOR-BBA maturing
January 9, 2022.	391,998,000	Jan-12/5.32	18,004,459
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.32% versus the three month USD-LIBOR-BBA maturing
January 09, 2022.	391,998,000	Jan-12/5.32	31,262,632
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing
May 14, 2022.	1,473,000	May-12/5.51	127,895
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing
May 14, 2022.	1,473,000	May-12/5.51	68,307
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.02% versus the three month USD-LIBOR-BBA maturing
October 14, 2020.	69,212,000	Oct-10/4.02	1,692,926
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.02% versus the three month USD-LIBOR-BBA maturing
October 14, 2020.	69,212,000	Oct-10/4.02	3,808,736

Total			$100,500,611

TBA SALE COMMITMENTS OUTSTANDING at 12/31/09 (proceeds receivable $29,772,578) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

GNMA, 4 1/2s, December 1, 2039	$29,000,000	12/21/09	$29,086,095

Total			$29,086,095

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/09 (Unaudited)

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$95,668,000	$--	5/23/10	3 month USD-LIBOR-BBA	3.155%	$1,374,893

429,688,000	--	9/10/10	3 month USD-LIBOR-BBA	3.22969%	12,487,508

155,766,000	141,599	10/20/10	3 month USD-LIBOR-BBA	3.00%	4,077,908

16,600,000	--	12/15/39	3 month USD-LIBOR-BBA	4.3125%	(548,848)

31,600,000	--	12/22/19	3.68125%	3 month USD-LIBOR-BBA	725,520

50,776,000	--	7/22/10	3 month USD-LIBOR-BBA	3.5375%	1,663,704

Citibank, N.A
233,098,000	--	2/24/16	2.77%	3 month USD-LIBOR-BBA	5,033,707

39,064,100	--	12/23/29	4.325%	3 month USD-LIBOR-BBA	723,509

476,095,000	1,310,789	11/24/19	3 month USD-LIBOR-BBA	3.46%	(16,904,913)

783,535,000	(450,635)	11/25/10	3 month USD-LIBOR-BBA	0.51%	(767,957)

245,194,000	(89,857)	11/25/11	1.04%	3 month USD-LIBOR-BBA	1,091,771

47,928,800	--	12/7/14	2.48375%	3 month USD-LIBOR-BBA	962,481

Credit Suisse International
240,802,000	168,935	10/31/13	3.80%	3 month USD-LIBOR-BBA	(12,949,425)

374,483,000	(169,161)	12/16/13	2.23%	3 month USD-LIBOR-BBA	4,000,187

35,151,200	--	12/23/29	4.3725%	3 month USD-LIBOR-BBA	424,645

49,862,300	--	12/30/14	2.97125%	3 month USD-LIBOR-BBA	(18,878)

63,400,000	--	12/16/14	2.665%	3 month USD-LIBOR-BBA	795,820

40,287,000	19,334	12/16/39	4.32%	3 month USD-LIBOR-BBA	1,305,809

323,051,000	174,381	12/16/19	3 month USD-LIBOR-BBA	3.66%	(7,574,895)

Deutsche Bank AG
76,459,600	--	11/24/24	3.91386%	3 month USD-LIBOR-BBA	3,505,227

102,600,000	--	12/21/14	3 month USD-LIBOR-BBA	2.59%	(1,716,290)

281,150,000	--	2/3/14	2.44%	3 month USD-LIBOR-BBA	(857,842)

376,784,000	--	2/5/14	2.44661%	3 month USD-LIBOR-BBA	(1,176,316)

15,000,000	--	3/10/16	3 month USD-LIBOR-BBA	2.845%	(283,565)

5,000,000	--	3/11/16	3 month USD-LIBOR-BBA	2.892%	(81,061)

10,400,000	--	3/11/16	3 month USD-LIBOR-BBA	2.938%	(139,897)

418,711,000	--	3/20/11	3 month USD-LIBOR-BBA	1.43%	4,750,193

170,100,000	--	3/23/11	3 month USD-LIBOR-BBA	1.45%	1,968,913

309,000,000	--	3/30/21	3 month USD-LIBOR-BBA	3.125%	(25,243,637)

46,457,000	--	10/5/21	3 month USD-LIBOR-BBA	3.52057%	(2,407,165)

Goldman Sachs International
322,062,000	(426,109)	11/20/14	2.45%	3 month USD-LIBOR-BBA	5,897,136

63,651,500	--	11/23/14	2.46%	3 month USD-LIBOR-BBA	1,245,157

48,335,000	--	11/24/14	2.4675%	3 month USD-LIBOR-BBA	930,967

71,300,000	--	12/21/14	3 month USD-LIBOR-BBA	2.6025%	(1,150,390)

45,370,700	--	12/24/19	3.92%	3 month USD-LIBOR-BBA	134,436

130,828,500	--	12/24/11	1.2675%	3 month USD-LIBOR-BBA	315,142

JPMorgan Chase Bank, N.A.
522,558,000	--	3/22/10	3 month USD-LIBOR-BBA	2.23%	5,521,882

172,502,000	--	3/26/10	3 month USD-LIBOR-BBA	2.33375%	1,883,371

159,447,000	--	5/23/10	3 month USD-LIBOR-BBA	3.16%	2,295,524

81,179,000	--	7/16/10	3 month USD-LIBOR-BBA	3.384%	2,540,288

40,664,000	--	7/22/10	3 month USD-LIBOR-BBA	3.565%	1,343,417

362,476,000	--	7/28/10	3 month USD-LIBOR-BBA	3.5141%	11,765,330

217,075,000	(1,378,990)	12/11/29	4.12%	3 month USD-LIBOR-BBA	8,378,525

15,409,000	(71,773)	12/11/24	3.97%	3 month USD-LIBOR-BBA	567,905

437,345,000	1,510,452	12/11/19	3 month USD-LIBOR-BBA	3.52%	(13,898,658)

39,212,000	(101,597)	12/11/18	3.39%	3 month USD-LIBOR-BBA	1,192,224

3,297,000	(3,835)	12/11/14	2.49%	3 month USD-LIBOR-BBA	62,783

370,577,000	(167,280)	12/11/13	2.12%	3 month USD-LIBOR-BBA	5,321,366

192,495,000	26,938	12/11/12	3 month USD-LIBOR-BBA	1.65%	(1,863,160)

3,898,000	34	12/11/11	3 month USD-LIBOR-BBA	1.09%	(19,235)

421,712,600	--	12/11/24	3.9925%	3 month USD-LIBOR-BBA	16,426,045

56,000,000	--	12/17/24	4.18%	3 month USD-LIBOR-BBA	1,030,962

518,532,000	--	12/24/11	1.25059%	3 month USD-LIBOR-BBA	1,421,870

88,660,400	--	12/24/19	3 month USD-LIBOR-BBA	3.90798%	(353,347)

160,000,000	--	3/23/16	2.6125%	3 month USD-LIBOR-BBA	5,502,465

Total					$30,713,111

Key to holding's abbreviations

FRB	Floating Rate Bonds
IFB	Inverse Floating Rate Bonds
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments

NOTES

(a) Percentages indicated are based on net assets of $1,374,891,497.

(b) The aggregate identified cost on a tax basis is $2,010,765,902, resulting in gross unrealized appreciation and depreciation of $117,572,412 and $17,795,099, respectively, or net unrealized appreciation of $99,777,313.

(SEG) These securities, in part or in entirety, were pledged and segregated with the broker to cover margin requirements for futures contracts at December 31, 2009.

(SEGSF) These securities, in part or in entirety, were pledged and segregated with the custodian for collateral on certain derivative contracts at December 31, 2009.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $113,153 for the period ended December 31, 2009. During the period ended December 31, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $31,502,018 and $20,000,000, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") based on the securities valuation inputs.

At December 31, 2009, liquid assets totaling $1,017,078,053 have been segregated to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on FRB are the current interest rates at December 31, 2009.

The dates shown on debt obligations are the original maturity dates.

IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at December 31, 2009.

Security valuation: Investments, including mortgage backed securities, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures and options contracts: The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns, owned or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. The fund had an average contract amount of approximately $385,600,000 on purchased option contracts for the period ended December 31, 2009. Outstanding contracts on written options and futures contracts are indicative of the volume of activity during the period.

Interest rate swap contracts: The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk , is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The fund had an average notional amount of approximately $11,868,200,000 on interest rate swap contracts for the period ended December 31, 2009.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which can not be sold or repledged totaled $8,143,228 at December 31, 2009. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At December 31, 2009, the fund had a net liability position of $70,201,340 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $93,039,157.

TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Dollar rolls: To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale, on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

On September 15, 2008, the fund terminated its outstanding derivatives contracts with Lehman Brothers Special Financing, Inc. (“LBSF”) in connection with the bankruptcy filing of LBSF’s parent company, Lehman Brothers Holdings, Inc. On September 26, 2008, the fund entered into a receivable purchase agreement (“Agreement”) with another registered investment company (the “Seller”) managed by Putnam Management. Under the Agreement, the Seller sold to the fund the right to receive, in the aggregate, $2,002,218 in net payments from LBSF in connection with certain terminated derivatives transactions (the “Receivable”), in exchange for an initial payment plus (or minus) additional amounts based on the fund’s ultimate realized gain (or loss) with respect to the Receivable. The Receivable will be offset against the fund’s net payable to LBSF of $80,893,884. Future payments under the Agreement are valued at fair value following procedures approved by the Trustees. All remaining payments under the Agreement will be recorded as realized gain or loss. The fund’s net payable to LBSF was calculated in accordance with the fund’s master contract with LBSF. The fund has accrued interest on the net payable. Putnam Management currently is in discussions with LBSF regarding resolution of amounts payable to LBSF. Amounts recorded are estimates and final payments may differ from these estimates by a material amount.

ASC 820, Fair Value Measurements and Disclosures, establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of December 31, 2009:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Mortgage-backed securities	$--	$522,386,830	$1,643,946

Purchased options outstanding	--	7,877,939	--

U.S. Government Agency Obligations		10,291,558

U.S. Government and Agency Mortgage Obligations		833,035,683

U.S. Treasury Obligations	--	54,175,108	--

Short-term investments	197,193,157	483,938,994	--

Totals by level	$197,193,157	$1,911,706,112	$1,643,946

	Level 1	Level 2	Level 3

Other financial instruments:	$(10,428,078)	$(99,366,820)	$(460,215)

Other financial instruments include futures, written options, TBA sale commitments, swaps and receivable purchase agreements.

The following is a reconciliation of Level 3 assets as of December 31, 2009:

Investments in securities:				Change in net		Net
	Balance as of	Accrued		unrealized	Net	transfers in	Balance as of
	September 30,	discounts/	Realized	appreciation/	purchases/	and/or out	December
	2009	premiums	gain/(loss)	(depreciation)	sales	of Level 3	31, 2009

Mortgage-backed securities	$15,901,729	--	1,933,747	(2,635,906)	(15,199,570)	1,643,946	$1,643,946

Totals:	$15,901,729	$--	$1,933,747	$(2,635,906)	$(15,199,570)	$1,643,946	$1,643,946

				Change in net		Net
	Balance as of	Accrued		unrealized	Net	transfers in	Balance as of
	September 30,	discounts/	Realized	appreciation/	purchases/	and/or out	December
	2009 ††	premiums	gain/(loss)	(depreciation) †	sales	of Level 3	31, 2009 ††

Other financial instruments:	$(500,129)	$--	$--	$39,914	$--	$--	$(460,215)

† Includes $39,914 related to Level 3 securities still held at period end.

†† Includes amount payable under receivable purchase agreement.

Market Values of Derivative Instruments as of December 31, 2009

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Interest rate contracts	$129,004,095	$201,834,959

Total	$129,004,095	$201,834,959

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam U.S. Government Income Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: February 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: February 26, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: February 26, 2010